                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. MID CAP EQUITY FUND

                               (SERIES I SHARES)

                        Supplement dated January 3, 2002
                   to the Prospectus dated September 10, 2001


The fifth paragraph under the "INVESTMENT OBJECTIVES AND STRATEGIES" section on page 1 of the prospectus is deleted in its entirety and replaced with the following:

              In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or liquid assets.

              A larger cash position could also detract from the achievement of the fund's objective, but could reduce the fund's exposure in the event of a market downturn.

The following paragraph is added after the fourth paragraph under the "PRINCIPAL RISKS OF INVESTING IN THE FUND" section on page 1 of the prospectus:

              To the extent the fund holds cash or liquid assets rather than equity securities, the fund may not achieve its investment objective.

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. MID CAP EQUITY FUND

                               (SERIES II SHARES)

                        Supplement dated January 3, 2002
                   to the Prospectus dated September 10, 2001


The fifth paragraph under the "INVESTMENT OBJECTIVES AND STRATEGIES" section on page 1 of the prospectus is deleted in its entirety and replaced with the following:

              In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or liquid assets.

              A larger cash position could also detract from the achievement of the fund's objective, but could reduce the fund's exposure in the event of a market downturn.

The following paragraph is added after the fourth paragraph under the "PRINCIPAL RISKS OF INVESTING IN THE FUND" section on page 1 of the prospectus:

         To the extent the fund holds cash or liquid assets rather than equity securities, the fund may not achieve its investment objective.


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                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                           AIM V.I. BASIC VALUE FUND
                            AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                          AIM V.I. MID CAP EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                              AIM V.I. VALUE FUND


                      Supplemented dated January 3, 2002
      to the Statement of Additional Information dated September 10, 2001 as supplemented September 18, 2001, October 1, 2001 and October 12, 2001

The following replaces in its entirety the first paragraph located under the heading "CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES - TEMPORARY DEFENSIVE INVESTMENTS" on page 27 of the Statement of Additional Information:

              In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds (except Money Market Fund) may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt instruments. The Funds may also invest up to 25% of their respective total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.